Common and Preferred Dividends Declared Per Share (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 14, 2009	Mar. 26, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stockholders Equity Note [Line Items]
Common stock	$ 0.25	$ 0.1	$ 0.04	$ 0.25	$ 0.65
Class E preferred stock 8 7/8%			$ 0.555	$ 2.220	$ 2.220
Common OP units			$ 0.041	$ 0.025	$ 0.650
Class E preferred OP units 8 7/8%			$ 0.555	$ 2.220	$ 2.220